Business combination - Purahase Consideration - Acquisition of Mercadapp (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase consideration
Total adjusted consideration		R$ 208,969
Analysis of the cash flow of the acquisition
Cash flow from investment activities		R$ 147,251	R$ 97,270	R$ 75,132
Mercadapp
Purchase consideration
Amount paid in cash	R$ 6,500
Amount paid on the acquisition of shares	500
Amount retained installments	1,000
Fair value of contingent consideration (Earn-out)	1,791
Total adjusted consideration	9,791
Analysis of the cash flow of the acquisition
Amount paid in cash	6,500
Net cash acquired from subsidiary	(573)
Cash flow from investment activities	R$ 5,927